REVENUES	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 7 – REVENUES:

As of June 30, 2026, the Company has two business units: the medical business unit and the AME business unit.

1.	In the medical business unit, the Company generates revenues from the sale of INSPIRA ART100 systems and related carts, with revenue recognized upon transfer of control of the products to the customer.

2.	In the AME business unit, the Company generates revenues from the sale of additive manufacturing systems and consumables, as well as from related support and maintenance services. Revenue from the sale of systems and consumables is recognized upon transfer of control of the products to the customer, while revenue from support and maintenance services is recognized as the related services are provided.

For the six months ended June 30, 2025, the Company’s revenues were derived solely from the medical business unit and amounted to $289 thousand, all of which represented product revenues.

For the six months ended June 30, 2026, the Company’s revenues were derived solely from the AME business unit and amounted to $1,554 thousand, of which $1,241 thousand represented product revenues and $313 thousand represented service revenues.